Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Product, net	$ 1,345,238	$ 995,145	$ 2,902,011	$ 2,239,773	$ 3,419,154	$ 2,432,187
Service, net	4,741,227	3,379,806	13,364,021	10,050,315	13,980,897	10,746,798
Total revenues, net	6,086,465	4,374,951	16,266,032	12,290,088	17,400,051	13,178,985
Cost of revenues:
Product	699,750	563,858	1,481,915	1,146,150	1,707,142	1,173,510
Service	2,828,168	2,180,106	7,872,689	6,271,221	8,942,768	6,671,375
Cost of revenues	3,527,918	2,743,964	9,354,604	7,417,371	10,649,910	7,844,885
Gross profit	2,558,547	1,630,987	6,911,428	4,872,717	6,750,141	5,334,100
Operating expenses:
Selling expenses	853,818	926,738	2,476,720	2,345,703	3,244,337	2,302,258
General and administrative expenses	1,086,033	668,526	3,251,615	2,127,303	2,927,622	2,876,456
Share-based compensation	56,092	25,404	119,161	34,212	17,616	1,136,258
Depreciation and amortization	95,098	72,403	262,055	218,604	301,962	195,560
Total operating expenses	2,091,041	1,693,071	6,109,551	4,725,822	6,491,537	6,510,532
Income (loss) from operations	467,506	(62,084)	801,877	146,895	258,604	(1,176,432)
Other income (expense):
Gain from bargain purchase						17,932
Interest expense, net	(21,494)	(20,135)	(45,717)	(51,399)	(56,056)	(76,670)
Total other income (expense)	(21,494)	(20,135)	(45,717)	(51,399)	(56,056)	(58,738)
Income (loss) before taxes	446,012	(82,219)	756,160	95,496	202,548	(1,235,170)
Provision for income taxes	197,847		327,364		(120,000)
Net income (loss)	$ 248,165	$ (82,219)	$ 428,796	$ 95,496	$ 322,548	$ (1,235,170)
Net income (loss) per common share:
Basic	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Fully diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)
Weighted average shares:
Basic	118,377,734	117,195,173	118,158,550	117,060,232	117,060,232	115,395,550
Diluted	118,421,282	117,195,173	118,189,265	117,060,232	117,060,232	115,395,550